Acquisition - Schedule of Business Acquisition Pro Forma Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Revenues	$ 3,380.0	$ 3,911.6
Net income (loss) attributable Parent	$ (376.5)	$ 63.4